Subsequent Event (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($)	Feb. 28, 2023 ₪ / shares
Subsequent Event (Details) [Line Items]
Shares issue value		$ 3,629,823
Aggregate gross proceeds		$ 3,000,000
Shares issued per share (in Dollars per share) | $ / shares		$ 0.2
Exercise price (in Dollars per share) | $ / shares		$ 0.07
Aggregate gross proceeds		$ 1,000,000
Capital Units, Cost to Investors		705,000
Additional Collateral, Aggregate Fair Value			$ 1,000,000
Investments amount		$ 1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in Shares) | shares		1,500,000
Investor		$ 105,000
Offering amount		695,000
Ordinary Share [Member]
Subsequent Event (Details) [Line Items]
Shares issue value		$ 170,611
Shares issued per share (in Dollars per share) | $ / shares		$ 0.2
Warrant [Member]
Subsequent Event (Details) [Line Items]
Shares issued per share (in Dollars per share) | $ / shares		$ 0.07
Initial Offering [Member]
Subsequent Event (Details) [Line Items]
Aggregate gross proceeds		$ 1,000,000
Shares held in Employee Stock Option Plan, Suspense Shares (in Shares) | shares		14,285,712,000,000
Final Offering [Member]
Subsequent Event (Details) [Line Items]
Invest each in final offering		$ 300,000
Investments amount		$ 105,000
Shares issue (in Shares) | shares		9,928,571
Forecast [Member]
Subsequent Event (Details) [Line Items]
Extended amount			$ 295,000
Final Offering [Member] | Final Offering [Member]
Subsequent Event (Details) [Line Items]
Aggregate gross proceeds		$ 800,000
Investors [Member] | Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares				₪ 0.01
Shares issue value	$ 2,800,000
Second Level Milestones [Member] | Initial Offering [Member]
Subsequent Event (Details) [Line Items]
Investments amount		$ 1,000,000
Shares issue (in Shares) | shares		14,285,713
Purchase an aggregate shares (in Shares) | shares		28,571,425
Second Level Milestones [Member] | Final Offering [Member]
Subsequent Event (Details) [Line Items]
Investments amount		$ 600,000
Shares issue (in Shares) | shares		105,000